UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   December 31, 2005
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cannell Capital LLC
           -------------------------------------
Address:   150 California Street, 5th Floor
           -------------------------------------
           San Francisco, CA 94111
           -------------------------------------

           -------------------------------------

Form 13F File Number:  28- 6453
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Carlo Cannell
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     415-835-8300
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell        San Francisco, CA      2/15/2006
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           79
Total:
                                      --------------

Form 13F Information Table value     $   959,271
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CANNELL CAPITAL LLC
Managed Assets as of 12/31/2005

--------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5
--------------------------------------------------------------------------------
                              TITLE OF   CUSIP      VALUE     SHS OR   SH/  PUT/
NAME OF ISSUER                  CLASS              (x$1000)   PRN AMT  PRN  CALL
--------------------------------------------------------------------------------

1-800-FLOWERS.COM CMN CLASS A COMMON     68243q106   13,549 2,110,500   SH
ABRAXAS PETROLEUM CORPORATION COMMON     003830106    4,590   869,267   SH
ACUITY BRANDS INC CMN         COMMON     00508y102   30,528   960,000   SH
ALDERWOODS GROUP INC CMN      COMMON     014383103   11,109   700,000   SH
AMCON DISTRG CO CMN           COMMON     02341q205      207    12,500   SH
ANGELICA CORP. CMN            COMMON     034663104    1,177    71,158   SH
BADGER METER INC CMN          COMMON     056525108    1,923    49,000   SH
BALLY TOTAL FITNESS HLDG CORP COMMON     05873k108    1,275   203,079   SH
BKF CAP GROUP INC CMN         COMMON     05548g102   18,950 1,000,000   SH
CANTEL MEDICAL CORP. CMN      COMMON     138098108    2,009   112,000   SH
CARDIAC SCIENCE CORPORATION CMCOMMON     14141a108   15,649 1,729,224   SH
CARREKER CORPORATION CMN      COMMON     144433109   10,403 2,084,809   SH
CHANNELL COMMERCIAL CORP CMN  COMMON     159186105    2,040   411,000   SH
CITIZENS FIRST BANCORP INC DELCOMMON     17461r106    1,151    48,835   SH
COMFORT SYSTEMS USA INC COMMONCOMMON     199908104   24,978 2,715,000   SH
COMMERCIAL VEHICLE GROUP, INC.COMMON     202608105    7,227   384,800   SH
COOPER CAMERON CORP CMN       COMMON     216640102   39,330   950,000   SH
COST-U-LESS INC CMN           COMMON     221492101      585    75,500   SH
CROWN HOLDINGS INC CMN        COMMON     228368106   40,396 2,068,400   SH
DOVER SADDLERY, INC. CMN      COMMON     260412101    2,166   227,976   SH
DRUGSTORE.COM INC CMN         COMMON     262241102   14,079 4,940,000   SH
ENNIS INC CMN                 COMMON     293389102   35,521 1,954,900   SH
ENTRUST INC CMN               COMMON     293848107   12,758 2,635,868   SH
FROZEN FOOD EXPRESS INDS INC CCOMMON     359360104   16,692 1,513,300   SH
FUNDTECH LTD CMN              COMMON     m47095100   23,333 2,280,800   SH
GENERAL CABLE CORP CMN        COMMON     369300108   29,550 1,500,000   SH
GERBER SCIENTIFIC INC CMN     COMMON     373730100   12,130 1,267,518   SH
GLOBAL POWER EQUIPMENT INC CMNCOMMON     37941p108   18,803 4,160,000   SH
GORMAN-RUPP CO CMN            COMMON     383082104    2,322   105,000   SH
GRAFTECH INTERNATIONAL LTD CMNCOMMON     384313102   35,597 5,722,931   SH
GREENFIELD ONLINE, INC. CMN   COMMON     395150105    2,895   494,000   SH
ICO INC (NEW) CMN             COMMON     449293109      626   193,960   SH
ICO INC DEP SHS REPSTG 1/4 PFDCOMMON     449293307    2,044    90,390   SH
IKON OFFICE SOLUTIONS INC CMN COMMON     451713101   31,230 3,000,000   SH
INTERSECTIONS INC. CMN        COMMON     460981301    9,681 1,036,500   SH
JACUZZI BRANDS INC ORD CMN    COMMON     469865109    2,209   263,000   SH
LAIDLAW INTERNATIONAL, INC. CMCOMMON     50730r102   19,049   820,000   SH
LAYNE CHRISTENSEN COMPANY (NAMCOMMON     521050104    3,090   121,500   SH
LENNOX INTERNATIONAL INC CMN  COMMON     526107107    9,024   320,000   SH
MAPINFO CORP CMN              COMMON     565105103   23,194 1,839,301   SH
MARKETAXESS HOLDINGS INC. CMN COMMON     57060d108   17,145 1,500,000   SH
MERCER INS GROUP INC CMN      COMMON     587902107      425    28,300   SH
MET-PRO CORPORATION CMN       COMMON     590876306    2,419   203,932   SH
MFRI INC CMN                  COMMON     552721102      324    60,345   SH
MILACRON INC CMN              COMMON     598709103    7,078 5,617,793   SH
MOCON INC CMN                 COMMON     607494101      602    64,700   SH
MOTHERS WK INC CMN            COMMON     619903107      336    26,312   SH
MVC CAPITAL INC MUTUAL FUND   COMMON     553829102   29,906 2,797,550   SH
NAPCO SECURITY SYSTEMS INC CMNCOMMON     630402105   12,427 1,199,549   SH
NATCO GROUP INC CMN CLASS A   COMMON     63227w203   31,750 1,551,800   SH
NETOPIA INC. CMN              COMMON     64114k104    3,905 1,425,000   SH
NORTHWEST PIPE COMPANY CMN    COMMON     667746101    1,927    72,000   SH
OMNICELL INC CMN              COMMON     68213n109   18,133 1,517,410   SH
OPINION RESEARCH CORP CMN     COMMON     683755102    3,419   607,200   SH
PERMA-FIX ENVIRONMENTAL SERVICCOMMON     714157104    2,069 1,238,899   SH
PHASE FORWARD INCORPORATED CMNCOMMON     71721r406   25,378 2,602,897   SH
PICO HOLDINGS INC CMN         COMMON     693366205    1,871    58,000   SH
PORTEC RAIL PRODUCTS, INC. CMNCOMMON     736212101    6,579   501,859   SH
POWERSHARES WATER RES PORTF EXCOMMON     73935X575    1,368    90,000   SH
PRIDE INTERNATIONAL INC CMN   COMMON     74153q102   42,281 1,375,000   SH
PXRE GROUP LTD CMN            COMMON     g73018106   29,720 2,293,182   SH
QUADRAMED CORPORATION CMN     COMMON     74730w101      611   424,100   SH
QUALITY DISTRIBUTION INC CMN  COMMON     74756m102   13,549 1,700,000   SH
SEABRIGHT INSURANCE HLDG INC CCOMMON     811656107   25,179 1,514,100   SH
SERVICEMASTER COMPANY CMN     COMMON     81760n109   24,838 2,078,500   SH
SIRVA, INC. CMN               COMMON     82967y104    3,760   470,000   SH
SPECTRUM CONTROL INC CMN      COMMON     847615101    4,701   757,000   SH
STEWART ENTERPRISES INC CLASS COMMON     860370105   15,013 2,775,000   SH
SUPERIOR ESSEX INC CMN        COMMON     86815v105   28,224 1,400,000   SH
SYNAGRO TECHNOLOGIES INC (NEW)COMMON     871562203    2,508   593,000   SH
TECHNITROL INC CMN            COMMON     878555101   18,383 1,075,000   SH
TELULAR CORP (NEW) CMN        COMMON     87970t208    4,928 1,480,000   SH
TRX INC. CMN                  COMMON     898452107   14,251 1,820,000   SH
VIGNETTE CORPORATION CMN CLASSCOMMON     926734401    7,026   430,800   SH
XERIUM TECHNOLOGIES, INC. CMN COMMON     98416j100   10,092 1,200,000   SH
ZIPREALTY, INC. CMN           COMMON     98974v107    3,298   391,642   SH
GRAFTECH INTERNATIONAL LTD1.62CV         384313ab8    2,905 4,000,000   SH
I2 TECHNOLOGIES INC 5.25      CV         465754af6    1,678 1,678,000   SH
PRG-SCHULTZ INTERNATIONAL, INCCV         69357caa5    6,200 10,000,000  SH



CANNELL CAPITAL LLC
Managed Assets as of
12/31/2005

--------------------------------------------------------------------------------
COLUMN 1                      COLUMN 6   COLUMN 7               COLUMN 8
--------------------------------------------------------------------------------
                             INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER               DISCRETION   MGRS     SOLE        SHARED     NONE
--------------------------------------------------------------------------------
                                               # OF EACH TYPE

1-800-FLOWERS.COM CMN CLASS A     SOLE             1,733,200   377,300
ABRAXAS PETROLEUM CORPORATION     SOLE               869,267         -
ACUITY BRANDS INC CMN             SOLE               792,300   167,700
ALDERWOODS GROUP INC CMN          SOLE               569,300   130,700
AMCON DISTRG CO CMN               SOLE                12,500         -
ANGELICA CORP. CMN                SOLE                57,558    13,600
BADGER METER INC CMN              SOLE                49,000         -
BALLY TOTAL FITNESS HLDG CORP     SOLE               167,531    35,548
BKF CAP GROUP INC CMN             SOLE               844,300   155,700
CANTEL MEDICAL CORP. CMN          SOLE               112,000         -
CARDIAC SCIENCE CORPORATION CM    SOLE             1,402,607   326,617
CARREKER CORPORATION CMN          SOLE             1,713,909   370,900
CHANNELL COMMERCIAL CORP CMN      SOLE               411,000         -
CITIZENS FIRST BANCORP INC DEL    SOLE                48,835         -
COMFORT SYSTEMS USA INC COMMON    SOLE             2,201,100   513,900
COMMERCIAL VEHICLE GROUP, INC.    SOLE               314,300    70,500
COOPER CAMERON CORP CMN           SOLE               772,940   177,060
COST-U-LESS INC CMN               SOLE                75,500         -
CROWN HOLDINGS INC CMN            SOLE             1,728,400   340,000
DOVER SADDLERY, INC. CMN          SOLE               227,976         -
DRUGSTORE.COM INC CMN             SOLE             4,076,700   863,300
ENNIS INC CMN                     SOLE             1,620,900   334,000
ENTRUST INC CMN                   SOLE             2,134,268   501,600
FROZEN FOOD EXPRESS INDS INC C    SOLE             1,255,685   257,615
FUNDTECH LTD CMN                  SOLE             1,843,378   437,422
GENERAL CABLE CORP CMN            SOLE             1,233,400   266,600
GERBER SCIENTIFIC INC CMN         SOLE             1,054,076   213,442
GLOBAL POWER EQUIPMENT INC CMN    SOLE             3,362,503   797,497
GORMAN-RUPP CO CMN                SOLE               105,000         -
GRAFTECH INTERNATIONAL LTD CMN    SOLE             4,680,231 1,042,700
GREENFIELD ONLINE, INC. CMN       SOLE               408,000    86,000
ICO INC (NEW) CMN                 SOLE               193,960         -
ICO INC DEP SHS REPSTG 1/4 PFD    SOLE                87,390     3,000
IKON OFFICE SOLUTIONS INC CMN     SOLE             2,468,317   531,683
INTERSECTIONS INC. CMN            SOLE               850,600   185,900
JACUZZI BRANDS INC ORD CMN        SOLE               263,000         -
LAIDLAW INTERNATIONAL, INC. CM    SOLE               669,500   150,500
LAYNE CHRISTENSEN COMPANY (NAM    SOLE               121,500         -
LENNOX INTERNATIONAL INC CMN      SOLE               259,700    60,300
MAPINFO CORP CMN                  SOLE             1,505,493   333,808
MARKETAXESS HOLDINGS INC. CMN     SOLE             1,244,800   255,200
MERCER INS GROUP INC CMN          SOLE                28,300         -
MET-PRO CORPORATION CMN           SOLE               203,932         -
MFRI INC CMN                      SOLE                60,345         -
MILACRON INC CMN                  SOLE             4,589,716 1,028,077
MOCON INC CMN                     SOLE                64,700         -
MOTHERS WK INC CMN                SOLE                26,312         -
MVC CAPITAL INC MUTUAL FUND       SOLE             2,386,050   411,500
NAPCO SECURITY SYSTEMS INC CMN    SOLE               978,062   221,487
NATCO GROUP INC CMN CLASS A       SOLE             1,276,193   275,607
NETOPIA INC. CMN                  SOLE             1,171,400   253,600
NORTHWEST PIPE COMPANY CMN        SOLE                72,000         -
OMNICELL INC CMN                  SOLE             1,255,210   262,200
OPINION RESEARCH CORP CMN         SOLE               498,518   108,682
PERMA-FIX ENVIRONMENTAL SERVIC    SOLE             1,238,899         -
PHASE FORWARD INCORPORATED CMN    SOLE             2,144,997   457,900
PICO HOLDINGS INC CMN             SOLE                58,000         -
PORTEC RAIL PRODUCTS, INC. CMN    SOLE               410,159    91,700
POWERSHARES WATER RES PORTF EX    SOLE                90,000         -
PRIDE INTERNATIONAL INC CMN       SOLE             1,111,561   263,439
PXRE GROUP LTD CMN                SOLE             2,202,307    90,875
QUADRAMED CORPORATION CMN         SOLE               424,100         -
QUALITY DISTRIBUTION INC CMN      SOLE             1,399,749   300,251
SEABRIGHT INSURANCE HLDG INC C    SOLE             1,223,466   290,634
SERVICEMASTER COMPANY CMN         SOLE             1,696,800   381,700
SIRVA, INC. CMN                   SOLE               378,400    91,600
SPECTRUM CONTROL INC CMN          SOLE               661,850    95,150
STEWART ENTERPRISES INC CLASS     SOLE             2,242,886   532,114
SUPERIOR ESSEX INC CMN            SOLE             1,142,889   257,111
SYNAGRO TECHNOLOGIES INC (NEW)    SOLE               593,000         -
TECHNITROL INC CMN                SOLE               869,200   205,800
TELULAR CORP (NEW) CMN            SOLE             1,246,302   233,698
TRX INC. CMN                      SOLE             1,789,400    30,600
VIGNETTE CORPORATION CMN CLASS    SOLE               351,400    79,400
XERIUM TECHNOLOGIES, INC. CMN     SOLE               986,297   213,703
ZIPREALTY, INC. CMN               SOLE               316,442    75,200
GRAFTECH INTERNATIONAL LTD1.625   SOLE             3,279,100   720,900
I2 TECHNOLOGIES INC 5.25          SOLE             1,395,754   282,246
PRG-SCHULTZ INTERNATIONAL, INC4.75SOLE             8,220,700 1,779,300